Accounts Payable and Accrued Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable	$ 6,566	$ 4,695
Accrued operating	11,448	20,648
Accrued administrative	9,059	10,791
Accounts payable and accrued expenses	$ 27,073	$ 36,134